Related Party Transactions - Compensation for key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Salaries and benefits	$ 2,005	$ 850
Share-based compensation	810	1,134
Total	$ 2,815	$ 1,984